Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
REVENUE
Investment management fees	$ 380,237	$ 244,379	$ 1,279,206	$ 920,813
Service income	539,663	517,961	2,195,718	1,750,613
Commissions	0	9,156	50,575	69,073
Rental income	0	1,500	5,000	16,500
Total revenue	919,900	772,996	3,530,499	2,756,999
OPERATING EXPENSES
Cost of services	9,132	20,258	73,004	75,378
Professional services	176,054	270,093	997,117	1,237,221
Depreciation and amortization	25,829	24,677	99,744	153,547
Impairment of goodwill			0	662,967
General and administrative	241,072	121,826	748,481	408,537
Management fees - related party	50,000	53,000	200,000	213,333
Marketing	60,937	101,878	375,499	402,402
Salaries and wages	606,341	377,720	1,961,126	1,730,278
Total operating expenses	1,169,365	969,452	4,454,971	4,883,663
Net operating loss	(249,465)	(196,456)	(924,472)	(2,126,664)
OTHER INCOME (EXPENSE)
Other income	0	191
Interest expense	(21,388)	(12,002)	(51,503)	(8,475)
Total other expense	(21,388)	(11,811)	(51,503)	(8,475)
NET LOSS	$ (270,853)	$ (208,267)	$ (975,975)	$ (2,135,139)
LOSS PER SHARE - Basic and Diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.07)